UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Floor
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  New York, New York        February 17, 2009
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $595,162 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

                                                           Mkt    SH/Prn   SH/ PUT/ Investment  Other       Voting
                                                          Value                                           Authority
Name Of Issuer                 Title of Class    CUSIP   x$1,000    Amt    Prn CALL Discretion Managers      Sole      Shared None
AMR CORP                       COM             001765106  40,487 3,794,500 SH          SOLE                  3,794,500
AT&T INC                       COM             00206R102  10,992   385,700 SH          SOLE                    385,700
BOEING CO                      COM             097023105  13,974   327,500 SH          SOLE                    327,500
BP PLC                         SPONSORED ADR   055622104  70,055 1,498,800 SH          SOLE                  1,498,800
BRISTOL MYERS SQUIBB CO        COM             110122108  32,681 1,405,600 SH          SOLE                  1,405,600
CONOCOPHILLIPS                 COM             20825C104  17,187   331,800 SH          SOLE                    331,800
CONTINENTAL AIRLS INC          CL B            210795308  66,726 3,694,700 SH          SOLE                  3,694,700
GOLDMAN SACHS GROUP INC        COM             38141G104  62,339   738,700 SH          SOLE                    738,700
INTERNATIONAL BUSINESS MACHS   COM             459200101  14,308   170,000 SH          SOLE                    170,000
KING PHARAMACEUTICALS INC      COM             495582108   2,032   191,383 SH          SOLE                    191,383
LAS VEGAS SANDS CORP           COM             517834107  40,451     7,300 SH          SOLE                      7,300
LILLY ELI & CO                 COM             532457108  54,446 1,352,000 SH          SOLE                  1,352,000
MGM MIRAGE                     COM             552953101     344    25,000 SH          SOLE                     25,000
PEABODY ENERGY CORP            COM             704549104   3,184   140,000 SH          SOLE                    140,000
PFIZER INC                     COM             717081103  89,965 5,079,900 SH          SOLE                  5,079,900
RESEARCH IN MOTION LTD         COM             760975102  32,933   811,550 SH          SOLE                    811,550
ROYAL DUTCH SHELL PLC          SPONS ADR A     780259206  12,705   240,000 SH          SOLE                    240,000
SANOFI AVENTIS                 SPONSORED ADR   80105N105   3,390   105,400 SH          SOLE                    105,400
UAL CORP                       COM             902549807     677    61,500 SH          SOLE                     61,500
UNITED STATES OIL FUND LP      UNITS           91232N108  20,943   632,691 SH          SOLE                    632,691
US AIRWAYS GROUP INC           COM             90341W108   5,343   691,200 SH          SOLE                    691,200
                                                         595,162